Note 10 - b.2) Financing, outstading lines of credit with official credit agencies in Brazil (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	Sep. 30, 2011
Financing 1
Used	$ 306
National equipment
Addition to interest rate	2.50%
Imported equipment
Addition to interest rate	3.00%
Financing 2
Used	107
Issuance of debt portion
Addition to interest rate	26.00%
Financing 3
Used	545
Issuance of debt portion
Addition to interest rate	2.76%
Financing 4
Used	235
Issuance of debt portion
Interest Rate	4.50%
Financing 5
Used	$ 0
Issuance of debt portion
Interest Rate	110.00%